UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255

                       OPPENHEIMER INTERNATIONAL BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.9%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
4.74%, 8/10/06 1,2                                                                      $  499,870,000   $  497,236,630
4.795%, 9/14/06 1                                                                          410,000,000      406,068,100
                                                                                                         ---------------
Total U.S. Government Obligations (Cost $903,166,526)                                                       903,304,730

------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--42.8%
------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.0%
Argentina (Republic of) Bonds:
2%, 9/30/14 3 [ARP]                                                                         21,270,000        6,535,330
4.889%, 8/3/12 4                                                                            26,446,875       24,450,185
Series V, 7%, 3/28/11                                                                        4,705,000        4,354,609
------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Discount Bonds, 8.28%, 12/31/33                                      2,516,349        2,248,358
------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 3,5 [ARP]                                                                  481,546          206,495
------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 3 [ARP]                                         23,849,278       10,808,064
                                                                                                         ---------------
                                                                                                             48,603,041

------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--2.4%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                       162,670,000      121,124,001
------------------------------------------------------------------------------------------------------------------------
BELGIUM--1.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                    18,135,000       25,549,931
------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 2.81%, 9/14/06 6 [EUR]                                 43,620,000       55,468,585
                                                                                                         ---------------
                                                                                                             81,018,516

------------------------------------------------------------------------------------------------------------------------
BRAZIL--0.9%
Brazil (Federal Republic of) Bonds:
8.25%, 1/20/34                                                                              14,380,000       15,134,950
8.75%, 2/4/25                                                                                5,000,000        5,500,000
8.875%, 10/14/19                                                                             3,250,000        3,628,625
------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                            6,000,000        6,297,000
------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds:
4.75%, 4/10/07 3 [JPY]                                                                     500,000,000        4,522,020
10.125%, 5/15/27                                                                             7,000,000        8,715,000
                                                                                                         ---------------
                                                                                                             43,797,595

------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                               1,500,000        1,698,000
8.25%, 1/15/15 7                                                                             1,440,000        1,630,080
                                                                                                         ---------------
                                                                                                              3,328,080

------------------------------------------------------------------------------------------------------------------------
CANADA--2.2%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                                              127,470,000      112,174,285
------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.0%
Colombia (Republic of) Bonds:
10.375%, 1/28/33                                                                             1,420,000        1,757,250
12%, 10/22/15 [COP]                                                                     46,912,000,000       19,977,704
------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                              6,655,000        7,021,025
11.75%, 3/1/10 [COP]                                                                    35,992,780,000       14,708,898


1          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                    $    8,290,000   $    8,435,075
                                                                                                         ---------------
                                                                                                             51,899,952

------------------------------------------------------------------------------------------------------------------------
DENMARK--0.5%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                          41,905,000        7,229,373
4%, 11/15/15 [DKK]                                                                          31,140,000        5,284,111
7%, 11/10/24 [DKK]                                                                          11,360,000        2,589,180
------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                44,910,000        7,757,031
                                                                                                         ---------------
                                                                                                             22,859,695

------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 7                                                                            1,185,000        1,232,400
7.65%, 6/15/35 7                                                                             3,025,000        2,919,125
                                                                                                         ---------------
                                                                                                              4,151,525

------------------------------------------------------------------------------------------------------------------------
FRANCE--4.8%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                         115,680,000      138,245,464
------------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds, 4%, 4/25/55 [EUR]          49,695,000       59,392,717
------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 2.90%, 9/21/06 6 [EUR]                               35,360,000       44,944,779
                                                                                                         ---------------
                                                                                                            242,582,960

------------------------------------------------------------------------------------------------------------------------
GERMANY--4.7%
Germany (Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]                                    70,050,000       84,553,145
------------------------------------------------------------------------------------------------------------------------
Germany (Republic of) Treasury Bills:
Series 106, 2.70%, 7/12/06 6 [EUR]                                                          35,150,000       44,930,748
Series 0306, 2.79%, 9/13/06 6 [EUR]                                                         83,645,000      106,395,931
                                                                                                         ---------------
                                                                                                            235,879,824

------------------------------------------------------------------------------------------------------------------------
GREECE--1.1%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                            42,070,000       55,253,365
------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                                                              160,000          184,560
10.25%, 11/8/11                                                                                525,000          605,588
                                                                                                         ---------------
                                                                                                                790,148

------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.1%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 7                                                                               120,000          117,900
7.25%, 4/20/15 7                                                                               200,000          201,500
------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 1,7                                     4,540,000        4,795,489
                                                                                                         ---------------
                                                                                                              5,114,889

------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.8%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                 167,800,000       39,928,890
------------------------------------------------------------------------------------------------------------------------
ITALY--5.4%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 2.80%, 7/1/09 4 [EUR]         133,745,000      171,785,080


2          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali, 4.25%, 2/1/19 [EUR]        81,190,000   $  102,226,105
                                                                                                         ---------------
                                                                                                            274,011,185

------------------------------------------------------------------------------------------------------------------------
JAPAN--5.5%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%, 10/15/07 8,9,10 [JPY]                                         30,262,000,000      262,877,987
20 yr., Series 81, 2%, 9/20/25 [JPY]                                                     1,721,000,000       14,399,013
                                                                                                         ---------------
                                                                                                            277,277,000

------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.8%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 3 [MYR]                 107,980,000       31,884,148
------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                           39,730,000       10,566,915
                                                                                                         ---------------
                                                                                                             42,451,063

------------------------------------------------------------------------------------------------------------------------
MEXICO--0.7%
Mexican Williams Sr. Nts., 6.03%, 11/15/08 3,4                                                 500,000          515,313
------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                                1,500,000        1,597,500
8.30%, 8/15/31                                                                               2,000,000        2,315,000
Series MI10, 8%, 12/19/13 [MXN]                                                            230,788,000       19,326,873
------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 8.375%, 1/14/11                                                  9,920,000       10,837,600
                                                                                                         ---------------
                                                                                                             34,592,286

------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.0%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                               1,375,000        1,365,547
------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                       465,688          412,935
                                                                                                         ---------------
                                                                                                              1,778,482

------------------------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36 1                                                                            18,015,000       16,573,800
9.375%, 4/1/29                                                                               1,650,000        1,955,250
                                                                                                         ---------------
                                                                                                             18,529,050

------------------------------------------------------------------------------------------------------------------------
PERU--2.7%
Peru (Republic of) Bonds:
7.34%, 8/12/16 [PEN]                                                                        17,650,000        5,213,039
7.35%, 7/21/25                                                                               3,920,000        3,782,800
7.84%, 8/12/20 [PEN]                                                                       168,460,000       50,096,260
8.20%, 8/12/26 [PEN]                                                                        14,410,000        4,393,007
8.375%, 5/3/16                                                                               1,380,000        1,497,300
9.91%, 5/5/15 [PEN]                                                                        134,265,000       45,942,911
Series 7, 8.60%, 8/12/17 [PEN]                                                              40,680,000       12,931,626
Series 8-1, 12.25%, 8/10/11 [PEN]                                                           18,633,000        6,898,322
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 6                                                2,529,771        1,350,493
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                      3,975,000        4,442,063
                                                                                                         ---------------
                                                                                                            136,547,821

------------------------------------------------------------------------------------------------------------------------
POLAND--1.7%
Poland (Republic of) Bonds:
Series 0K0807, 4.19%, 8/12/07 6 [PLZ]                                                       43,990,000       13,199,838
Series DS1013, 5%, 10/24/13 [PLZ]                                                           55,940,000       17,300,532


3          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                         10,000,000   $    3,093,009
Series DS1110, 6%, 11/24/10 [PLZ]                                                           30,300,000        9,716,758
Series 0511, 4.25%, 5/24/11 [PLZ]                                                          149,770,000       44,596,596
                                                                                                         --------------
                                                                                                             87,906,733

------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.4%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 7 [EUR]                                                            2,500,000        3,559,278
Series C, 9.60%, 10/25/14                                                                   13,190,000       16,438,301
------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 12.75%, 6/24/28                                         345,000          585,638
------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 4                                                1,190,000        1,268,838
                                                                                                         ---------------
                                                                                                             21,852,055

------------------------------------------------------------------------------------------------------------------------
TURKEY--0.1%
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                               2,515,000        2,373,531
11%, 1/14/13                                                                                 1,350,000        1,545,750
                                                                                                         --------------
                                                                                                              3,919,281

------------------------------------------------------------------------------------------------------------------------
GREAT BRITAIN--2.9%
United Kingdom Treasury Bond, 6%, 12/7/28 [GBP]                                             65,590,000      147,274,578
------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.2%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                        3,210,000        2,905,050
------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22                                    6,835,000        6,578,688
                                                                                                         --------------
                                                                                                              9,483,738
------------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.7%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27 1                                             20,785,000       24,578,263
------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                                              5,070,000        6,646,905
------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds, 9.375%, 1/13/34                                        5,020,000        5,898,500
                                                                                                         ---------------
                                                                                                             37,123,668
                                                                                                         ---------------
Total Foreign Government Obligations (Cost $2,164,909,310)                                                2,161,253,706

------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.938%, 3/4/10 3,4 [JPY]                                                                   141,730,387        1,232,277
5.813%, 9/4/06 3,4                                                                             164,284          163,874
5.813%, 3/4/10 3,4                                                                             542,000          542,000
                                                                                                         ---------------
Total Loan Participations (Cost $1,829,092)                                                                   1,938,151

------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--4.2%
------------------------------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 7                                 15,890,000       15,731,100
------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                        6,900,000        7,512,375
8.875% Nts., 11/17/14 7                                                                      4,675,000        5,089,906
------------------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 3                                 1,445,000        1,394,425
------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 7                                   7,021,458        6,986,351
------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 7                                                          9,710,000        9,540,075
------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 3                                       4,325,000        4,173,625
------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.664% Sec. Nts., Series 2005-93, 12/20/10 3,4                                 3,600,000        3,602,880
------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 3 [BRR]                                 13,295,000        6,660,084


4          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 7                          $    4,400,000   $    4,427,500
------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 6                                                             30,220,000       15,264,122
11.60% Sr. Unsec. Nts., 1/12/10 6                                                           42,800,000       19,482,560
12.28% Sr. Unsec. Nts., 3/9/09 6                                                            30,220,000       16,164,678
------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 4 [BRR]                                                                 11,200,000        4,655,402
8.81% Nts., 1/25/12 4 [COP]                                                             14,487,428,619        6,198,351
------------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The), 15% Nts., 1/7/10 3 [TRY]          3,000,000        1,848,341
------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 3                                 5,560,000        5,587,800
------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 7                                                      4,945,000        4,566,965
------------------------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                                           5,095,000        5,416,902
------------------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 3 [TRY]                              5,000,000        2,938,389
------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,5                              550,000               --
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub. Nts., 10/13/10                      4,570,000        5,015,575
------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 7                        12,795,308       12,415,479
------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 7                      10,520,000       10,454,250
------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 3 [PEN]                                26,033,700        7,929,725
------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 7                                                  5,840,000        5,672,100
------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 3,11                                6,065,000        2,001,450
------------------------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 7                            2,381,000        2,041,708
------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 4                                                8,020,000        7,879,690
------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 1,7                                                  9,490,000        8,996,520
                                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $236,235,376)                                                         209,648,328

                                                                                                SHARES
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.9%
------------------------------------------------------------------------------------------------------------------------
3i Group plc                                                                                   120,980        2,016,818
------------------------------------------------------------------------------------------------------------------------
Arcelor                                                                                         47,060        2,271,650
------------------------------------------------------------------------------------------------------------------------
Associated British Ports Holdings plc                                                          138,720        2,316,404
------------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                          57,820        1,897,678
------------------------------------------------------------------------------------------------------------------------
BAA plc                                                                                        122,080        2,106,268
------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                  21,530        2,061,216
------------------------------------------------------------------------------------------------------------------------
BOC Group plc                                                                                   68,650        2,007,058
------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                              53,870        2,049,848
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                              38,314        1,889,654
------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                   160,000        1,919,702
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG                                                                                17,525        1,971,655
------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                              14,735        2,010,577
------------------------------------------------------------------------------------------------------------------------
Deutsche Post AG                                                                                74,022        1,989,182
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                            123,877        1,991,653
------------------------------------------------------------------------------------------------------------------------
DSG International plc                                                                          565,720        1,998,123
------------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                          423,980        1,816,990
------------------------------------------------------------------------------------------------------------------------
Euronext NV                                                                                     23,410        2,194,790
------------------------------------------------------------------------------------------------------------------------
Fujikura Ltd.                                                                                  176,430        1,958,585
------------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                       16,710        2,188,588


5          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Great Portland Estates plc                                                                     230,910   $    2,135,011
------------------------------------------------------------------------------------------------------------------------
ICAP plc                                                                                       217,790        2,005,648
------------------------------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                                              46,400        1,966,445
------------------------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                                     320,300        1,852,836
------------------------------------------------------------------------------------------------------------------------
Kobe Steel Ltd.                                                                                603,620        1,897,447
------------------------------------------------------------------------------------------------------------------------
Komatsu Ltd.                                                                                    98,870        1,980,722
------------------------------------------------------------------------------------------------------------------------
Land Securities Group plc                                                                       59,000        1,957,320
------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                           212,611        2,089,664
------------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                          27,943        2,019,684
------------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                                        215,170        2,051,152
------------------------------------------------------------------------------------------------------------------------
Mitsubishi Materials Corp.                                                                     444,670        1,906,813
------------------------------------------------------------------------------------------------------------------------
Mitsui Chemicals, Inc.                                                                         283,430        1,857,182
------------------------------------------------------------------------------------------------------------------------
Nikko Cordial Corp.                                                                            134,990        1,737,216
------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                   240,000        2,030,077
------------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                                             531,543        2,011,168
------------------------------------------------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha                                                                  308,000        2,002,377
------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                           72,280        2,269,642
------------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                                 158,950        1,969,349
------------------------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                                   36,240        1,901,254
------------------------------------------------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                                                                    26,031        1,959,409
------------------------------------------------------------------------------------------------------------------------
Sanyo Electric Co. Ltd. 12                                                                     829,000        1,751,586
------------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                                        169,000        1,983,284
------------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                         52,234        2,171,322
------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                                      446,450        1,848,836
------------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                      33,550        1,858,096
------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                                 58,603        2,001,330
------------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                          98,929        1,962,561
------------------------------------------------------------------------------------------------------------------------
Unibail                                                                                         12,210        2,128,625
------------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                           162,560        1,928,403
------------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                       40,027        2,006,905
                                                                                                         ---------------
Total Common Stocks (Cost $95,702,727)                                                                       97,897,803

                                                                                                 UNITS
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
AXA SA Rts., Exp. 6/30/06  12                                                                   57,820           48,810
------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 3,12                      500           17,750
                                                                                                         ---------------
Total Rights, Warrants and Certificates (Cost $0)                                                                66,560

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--23.9%
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 13 [ARP]                            11,655,000        9,873,916
Argentina (Republic of) Unsec. Credit Linked Nts., 4%, 4/16/10 13 [ARP]                     12,833,136        7,741,705
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                   38,356,000       16,036,240
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                   59,878,000       25,034,362
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                  100,000,000       41,808,948
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14,81%, 1/5/10 6 [BRR]              32,035,902        8,846,962
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.45%, 1/2/09 6 [BRR]              28,074,132        9,032,226


6          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.73%, 1/3/08 6 [BRR]              24,719,335   $    9,234,913
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                          12,570,000,000        5,105,166
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                 6,942,469,928        3,161,639
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                    31,110,000,000       14,167,666
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                    12,430,000,000        5,660,691
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                    11,705,100,000        5,330,567
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06 (linked to Dominican
Republic Treasury Bills) 6 [DOP]                                                           274,400,000        8,357,390
Dominican Republic Credit Linked Nts., 14.61%, 5/14/07 (linked to Dominican
Republic Treasury Bills) 6 [DOP]                                                           189,200,000        5,086,569
Dominican Republic Credit Linked Nts., 16.78%, 3/12/07 (linked to Dominican
Republic Treasury Bills) [DOP]                                                             205,500,000        5,676,404
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                  256,400,000        7,921,163
Dominican Republic Credit Linked Nts., 17.08%, 11/6/06 (linked to Dominican
Republic Treasury Bills) 6 [DOP]                                                            52,160,000        1,518,961
Dominican Republic Credit Linked Nts., Series II, 15.60%, 4/23/07 (linked to
Dominican Republic Treasury Bills) 6 [DOP]                                                 118,210,000        3,206,140
Dominican Republic Unsec. Credit Linked Nts., 15.64%, 4/30/07 (linked to
Dominican Republic Treasury Bills) 6 [DOP]                                                 108,450,000        2,932,818
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.74%, 4/30/07
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                      237,770,000        6,430,024
Egypt (The Arab Republic of) Credit Linked Nts., 7.91%, 8/3/06
(linked to Egyptian Treasury Bills) 6 [EGP]                                                 46,160,000        7,958,770
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 7.97%, 8/17/06
(linked to Egyptian Treasury Bills) [EGP]                                                   46,060,000        7,914,717
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.21%, 9/19/06
(linked to Egyptian Treasury Bills) 6 [EGP]                                                 41,300,000        7,036,644
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08
(linked to Egyptian Treasury Bills) [EGP]                                                   34,150,000        6,075,383
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                   2,672,000,000       21,202,861
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11 [NGN]        2,032,000,000       15,902,299
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                             13,799,000        3,010,648
Zambia (Republic of) Credit Linked Nts., 10.969%, 2/21/07 (linked to Zambian
Treasury Bills) [ZMK]                                                                   24,420,000,000        6,424,306
Zambia (Republic of) Credit Linked Nts., Series II, 11.03%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                 9,980,000,000        2,625,495
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                   116,800,000,000       12,325,596
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                           321,528,000       12,084,386
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]                   277,800,000       11,584,913
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                     280,840,000       11,679,167
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                       289,282,000       11,278,627
South African Rand Interest Bearing Linked Nts., Series FBi 43, 5.175%, 5/23/22 4            2,100,000        2,093,700
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]             30,400,000        6,841,314
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                                       4,238,000        3,467,371
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                       12,320,000       11,154,555
Turkey (Republic of) Credit Linked Nts., Series EMG 19, 16.90%, 7/5/06 6 [TRY]              20,350,000       12,846,669
Turkey (Republic of) Credit Linked Nts., Series EMG 4, 17.20%, 7/6/06 6 (TRY)               24,930,576       15,738,322


7          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]              9,163,000   $    2,062,071
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]             65,490,000       14,738,081
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]                              35,580,000       27,806,340
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV
Credit Linked Nts., 9.09%, 1/5/11 [MXN]                                                    136,307,355       11,898,537
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit
Linked Nts., 9.65%, 1/5/11 3 [MXN]                                                          89,780,000        7,916,235
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 6 [BRR]                                      61,128,560       19,761,862
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                           15,895,000       10,257,035
Campania Total Return Linked Nts., 3.469%, 7/30/10 3,4 [EUR]                                34,900,000       44,179,080
Campania Total Return Linked Nts., 3.524%, 7/30/10 3,4 [EUR]                                40,150,000       50,378,151
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 14 [COP]                     13,259,000,000        6,245,833
Egypt (The Arab Republic of) Total Return Linked Nts., 8.33%, 12/12/06
(linked to Egyptian Treasury Bills) 6 [EGP]                                                 62,500,000       10,435,491
Egypt (The Arab Republic of) Total Return Linked Nts., 8.38%, 9/29/06
(linked to Egyptian Treasury Bills) 3,6 [EGP]                                               36,645,000        6,232,515
European Investment Bank, Russian Federation Credit Linked Nts., 5.50%, 1/19/10 6            8,475,000        7,180,868
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/24/09 [KZT]        2,003,690,000       17,286,003
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                  10,300,162        8,858,139
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                     12,412,800       13,685,112
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/27/09 [NGN]                    525,300,000        4,134,897
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/30/09 [NGN]                       704,900,000        5,953,221
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                   1,435,000        1,520,229
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                   1,435,000        1,495,260
Peru (Republic of) Credit Linked Nts., 6.211%, 2/20/11 4                                     3,255,000        3,277,258
Romania (The State of) 3 yr. Linked Nts., 12.25%, 10/15/07 [RON]                            22,740,000        9,087,375
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                              3,320,000        1,347,887
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                              5,640,000        2,289,784
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                             10,000,000        4,059,900
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                             9,118,650        3,497,497
Russian Federation Credit Linked Nts., 0%, 12/2/09 6 [RUR]                                 233,573,000        9,103,494
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                  288,935,000       11,637,979
Turkey (Republic of) Total Return Linked Nts., 12.832%, 7/7/06
(linked To Turkish Treasury Bills) [TRY]                                                    21,000,000       13,235,905
Turkey (Republic of) Total Return Linked Nts., Series III, 12.81%, 7/5/06 6 [TRY]           27,800,000       17,430,117
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                               2,505,000        2,559,534
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                             2,505,000        2,541,874
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                               2,505,000        2,531,728
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                             2,505,000        2,527,069
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                               2,505,000        2,522,936
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 [UAH]                             37,017,600        8,291,554
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                             3,228,000          722,532
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                            11,438,000        2,560,200
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                             27,990,000        5,554,134


8          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 [UAH]                               10,604,800   $    2,375,364
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                   27,980,000        5,552,150
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 14 [MXN]                            88,660,000        7,817,480
Videocon International Ltd. Credit Linked Nts., 7.21%, 12/29/09                              7,300,000        7,279,560
------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts.,
Series 725, 11.89%, 12/30/09 3 [UAH]                                                        64,285,000       13,889,980
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 3 [ARP]                            36,445,000       28,505,988
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 6 [BRR]                     51,226,300        6,916,780
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13 6 [BRR]                     75,340,000       12,577,543
Brazil (Federal Republic of) Credit Linked Nts., 13.85%, 4/1/10 6 [BRR]                    129,150,391       32,909,230
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15 6 [BRR]                    138,200,796       18,660,425
Brazil (Federal Republic of) Credit Linked Nts., 2.73%, 11/30/12 6 [ARP]                    35,605,000        8,076,432
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 3 [BRR]                        45,170,000       23,065,918
Brazil (Federal Republic of) Credit Linked Nts.,
Series II, 13.55%, 1/2/15 6 [BRR]                                                          114,770,000       15,496,705
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 6 [COP]                     153,800,000,000       19,176,074
Colombia (Republic of) Credit Linked Bonds, 27.486%, 8/3/20 [COP]                      132,560,000,000       10,838,785
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 6 [PEN]                                40,860,000        5,360,331
Russian Federation Railways Credit Linked Nts., 6.59%, 6/15/07 [RUR]                       297,950,000       11,715,283
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                    3,850,000        3,828,440
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                   10,726,400        4,426,085
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                                           4,252,888        4,013,450
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15                                20,000,000       21,010,000
Romania (The State of) Total Return Linked Nts., 6.50%, 3/10/10
(linked to Romanian Treasury Bills) [RON]                                                   30,904,100       11,998,724
Romania (The State of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                                   36,650,000       14,255,366
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                    3,105,000        1,234,594
Romania (The State of) Total Return Linked Nts., 7.50%, 3/6/07
(linked to Romanian Treasury Bills) [RON]                                                    5,155,000        2,030,497
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                    3,101,000        1,230,603
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                    7,453,000        2,957,655
Romania (The State of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                                   24,895,500       10,021,161
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 [RUR]                                  294,160,000       11,073,305
Total Return Linked Nts., Series B, 11%, 6/30/12 [RUR]                                     220,610,000        8,426,256
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%, 1/2/14 [BRR]                     40,700,000       20,104,586
Philippines (Republic of) Credit Linked Nts., 8.619%, 9/20/15 3                                980,000        1,038,310
Philippines (Republic of) Credit Linked Nts., 9.78%, 9/20/15 3                              30,000,000       33,141,000
Philippines (Republic of) Credit Linked Nts., 8.38%, 6/20/16 3,4                             2,640,000        2,536,512


9          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                               $   11,760,000   $   11,543,616
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                           4,415,000        4,631,777
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                   8,435,000        8,590,204
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                                  3,850,000        4,191,880
------------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                   56,205,300       13,863,139
OAO Gazprom III Credit Nts., 7.81%, 7/5/06                                                   3,590,000        3,727,836
Ukraine (Republic of) Credit Linked Nts., 8.40%, 2/10/16 3                                   5,890,000        5,816,130
                                                                                                         --------------
Total Structured Notes (Cost $1,181,837,700)                                                              1,204,119,084

                                                                           STRIKE
                                                              DATE          PRICE            CONTRACTS
------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------
Euro Put 12                                                7/25/06          1.235USD        85,680,000           27,265
------------------------------------------------------------------------------------------------------------------------
Japanese Yen  Put 3,12                                     9/21/06         119.00USD    53,340,000,000          905,180
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Call 12                                10/12/06          11.40USD       176,016,000          357,061
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 12                                 10/12/06          11.40USD       176,016,000          365,172
                                                                                                         --------------
Total Options Purchased (Cost $5,943,050)                                                                     1,654,678

                                                                                              NOTIONAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Call 12                           9/15/06          8.61 MXN      $264,300,000           87,298
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Call 12                           7/20/06          9.39 MXN       548,730,000           71,336
------------------------------------------------------------------------------------------------------------------------
South African Rand (ZAR) Call 12                           9/22/06          9.17 ZAR       264,300,000          428,508
                                                                                                         ---------------
Total Swaptions Purchased (Cost $1,555,174)                                                                     587,142

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.5%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 17.52% in joint repurchase agreement (Principal
Amount/Value $2,439,041,000, with a maturity value of $2,440,006,454) with UBS
Warburg LLC, 4.75%, dated 6/30/06, to be repurchased at $427,582,184 on 7/3/06, collateralized by Federal National Mortgage Assn., 5%-6%,
10/1/35-3/1/36, with a value of $2,494,907,407 (Cost $427,413,000)                      $  427,413,000      427,413,000
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $5,018,591,955)                                                  5,007,883,182
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--15.6%
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.2%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 5.38%, 7/25/06 16              4,440,408        4,440,408
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1, 5.43%, 7/25/06 16           2,338,248        2,338,248
------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.38%, 9/15/06 16                                               2,000,000        2,000,000
                                                                                                          --------------
                                                                                                              8,778,656

------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.5%
Fortis Luxembourg Funding SA, 5%, 7/5/06 16                                                 26,076,956       26,076,956


10         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--13.9%
Undivided interest of 13.78% in joint repurchase agreement (Principal Amount/Value
$4,500,000,000, with a maturity value of $4,502,006,250) with Nomura Securities,
5.35%, dated 6/30/06, to be repurchased at $620,455,096 on 7/3/06, collateralized by U.S. Agency Mortgages, 0.00%--8.50%, 3/1/07--3/1/43,
with a value of $4,590,000,000 15,16                                                    $  620,178,600   $  620,178,600
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 8.32% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of $1,000,444,375)
with Bank of America NA, 5.3325%, dated 6/30/06, to be repurchased at $83,202,860 on 7/3/06, collateralized by U.S. Agency Mortgages,
5%, 6/1/35, with a value of $1,020,000,000 16                                               83,165,903       83,165,903
                                                                                                         --------------
                                                                                                            703,344,503

------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.1%
CDC Financial Products, Inc., 5.41%, 7/3/06 16                                               1,000,000        1,000,000
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 5.38%, 7/3/06 16                                             4,000,000        4,000,000
                                                                                                         ---------------
                                                                                                              5,000,000

------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.3%
American Express Credit Corp., 5.21%, 7/17/06 16                                             2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 7/3/06 16                                                               3,000,000        3,000,000
------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 16                                                               2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 16                                                               3,000,000        3,000,000
------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 7/3/06 16                                                       3,000,000        3,000,000
------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 7/3/06 16                                                          2,000,025        2,000,025
------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.36%, 7/31/06 16                                                   2,000,000        2,000,000
                                                                                                         ---------------
                                                                                                             17,000,025

------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.6%
Natexis Banques Populaires NY, 5.37%, 7/3/06 16                                              2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%, 7/3/06 16                                              1,999,660        1,999,660
------------------------------------------------------------------------------------------------------------------------
Societe Generale NY, 5.33%, 7/3/06 16                                                       25,000,000       25,000,000
                                                                                                         ---------------
                                                                                                             28,999,660
                                                                                                         ---------------
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $789,199,800)                                                                  789,199,800
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $5,807,791,755)                                                114.8%   5,797,082,982
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (14.8)    (749,406,735)
                                                                                        --------------------------------
NET ASSETS                                                                                       100.0%  $5,047,676,247
                                                                                        ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP          Argentine Peso
AUD          Australian Dollar
BRR          Brazilian Real
CAD          Canadian Dollar
COP          Colombian Peso
DKK          Danish Krone


11         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

DOP          Dominican Republic Peso
EGP          Egyptian Pounds
EUR          Euro
GBP          British Pound Sterling
IDR          Indonesian Rupiah
ILS          Israeli Shekel
JPY          Japanese Yen
KZT          Kazakhstan Tenge
MXN          Mexican Nuevo Peso
MYR          Malaysian Ringgit
NGN          Nigeria Naira
PEN          Peruvian New Sol
PLZ          Polish Zloty
RON          New Romanian Leu
RUR          Russian Ruble
TRY          New Turkish Lira
UAH          Ukraine Hryvnia
ZAR          South African Rand
ZMK          Zambian Kwacha

1. Partial or fully-loaned security. See accompanying Notes.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $25,696,110. In addition, the Fund has restricted currency of $2,532,159 which represents 0.05% of the Fund's net assets. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $310,168,989, which represents 6.14% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Issue is in default. Non-income producing. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $100,562,286 or 1.99% of the Fund's net assets as of June 30, 2006.

8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

9. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                         CONTRACTS   EXPIRATION   EXERCISE       PREMIUM
                    SUBJECT TO PUT        DATES      PRICE      RECEIVED      VALUE
------------------------------------------------------------------------------------
Japanese Yen (JPY)  53,340,000,000      9/21/06   $    124   $ 1,118,419   $ 77,343

10. A sufficient amount of liquid assets has been designated to cover outstanding swaptions. See accompanying Notes.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Non-income producing security.

13. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

14. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See accompanying Notes.

15. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

16. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     VALUE         PERCENT
--------------------------------------------------------------------------------
United States                                  $2,121,572,208            36.6%
Italy                                             368,568,416             6.4
Brazil                                            337,817,921             5.8
Japan                                             305,981,276             5.3
France                                            259,256,785             4.5
Germany                                           255,682,434             4.4
Russia                                            179,880,199             3.1
United Kingdom                                    175,574,040             3.0


12         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

GEOGRAPHIC HOLDINGS                                  VALUE    PERCENT
----------------------------------------------------------------------
Peru                                           153,115,135        2.6
Argentina                                      149,109,040        2.6
Turkey                                         132,717,030        2.3
Colombia                                       121,586,373        2.1
Australia                                      121,124,001        2.1
Canada                                         112,174,285        1.9
Poland                                          87,906,733        1.5
Ukraine                                         84,097,299        1.5
Belgium                                         81,018,516        1.4
Mexico                                          78,942,363        1.4
Romania                                         68,437,128        1.2
Dominican Republic                              63,846,920        1.1
Egypt                                           58,068,999        1.0
Greece                                          55,253,365        1.0
Venezuela                                       54,555,279        0.9
Israel                                          53,792,029        0.9
Nigeria                                         48,971,760        0.8
Philippines                                     44,134,174        0.8
Malaysia                                        42,451,063        0.7
Indonesia                                       39,983,736        0.7
Kazakhstan                                      27,385,603        0.5
Denmark                                         22,859,695        0.4
Supranational                                   19,243,363        0.3
Panama                                          18,529,050        0.3
Uruguay                                          9,483,738        0.2
Zambia                                           9,049,801        0.2
India                                            7,279,560        0.1
Trinidad & Tobago                                4,566,965        0.1
El Salvador                                      4,151,525        0.1
Swaziland                                        3,828,440        0.1
Bulgaria                                         3,328,080        0.1
South Africa                                     2,522,208        0.0
Luxembourg                                       2,271,650        0.0
The Netherlands                                  2,194,790        0.0
China                                            2,041,708        0.0
Algeria                                          1,938,151        0.0
Guatemala                                          790,148        0.0
                                            --------------------------
Total                                       $5,797,082,982      100.0%
                                            ==========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities              $  5,809,878,886
Federal tax cost of other investments          1,682,718,407
                                            -----------------
Total federal tax cost                      $  7,492,597,293
                                            =================

Gross unrealized appreciation               $    140,479,764
Gross unrealized depreciation                   (120,820,309)
                                            -----------------
Net unrealized appreciation                 $     19,659,455
                                            =================


13         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2006, the market value of these securities comprised 23.9% of the Fund's net assets and resulted in unrealized cumulative gains of $22,281,384.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $14,063,313 of securities issued on a when-issued basis.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


14         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $206,495, representing less than 0.005% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:


15         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                 DATES            (000S)           JUNE 30, 2006   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                               7/20/06           160,000   ARP   $    51,675,281   $     24,803   $     12,697
Brazilian Real (BRR)                        8/2/06-1/31/10           477,979   BRR       192,543,065     28,892,368             --
Chilean Peso (CLP)                         9/11/06-9/29/06        16,612,000   CLP        30,793,656        264,672             --
Colombian Peso (COP)                                7/6/06        16,075,212   COP         6,243,403             --          4,250
Euro (EUR)                                         10/3/06            79,170   EUR       101,912,970      1,961,241             --
British Pound Sterling (GBP)                       8/15/06            12,545   GBP        23,222,768         85,900             --
Indian Rupee (INR)                                 7/10/06         2,300,000   INR        49,943,909             --        181,403
Japanese Yen (JPY)                         7/6/06-12/15/06        65,412,000   JPY       582,709,749      1,544,695      3,692,664
Malaysian Ringgit (MYR)                  11/10/06-11/17/06           133,730   MYR        36,683,135             --      1,218,750
Mexican Nuevo Peso (MXN)                   7/14/06-7/25/06           348,390   MXN        30,680,317             --        561,214
New Turkish Lira (TRY)                             7/19/06            80,000   TRY        50,116,484        219,397             --
Philippine Peso (PHP)                              7/20/06         2,700,000   PHP        50,760,343             --         10,624
Polish Zloty (PLZ)                          9/5/06-9/22/06            61,590   PLZ        19,437,692        158,438        331,214
South Korean Won (KRW)                       8/2/06-9/5/06        51,918,000   KRW        54,813,437             --        305,578
Swiss Franc (CHF)                            8/8/06-8/9/06           291,190   CHF       239,266,170        512,563      1,231,518
Thailand Baht (THB)                                7/17/06         1,239,000   THB        32,490,552          8,448         17,269
                                                                                                       ----------------------------
                                                                                                         33,672,525      7,567,181
                                                                                                       ----------------------------

CONTRACTS TO SELL
Australian Dollar (AUD)                            8/22/06           148,820   AUD       110,510,231      3,069,193             --
Canadian Dollar (CAD)                              7/26/06            63,780   CAD        57,182,243             --        552,838
Chinese Renminbi (CNY)                             7/20/06           400,000   CNY        50,150,793             --         55,299
Czech Koruna (CZK)                                 7/20/06         1,100,000   CZK        49,451,114             --        603,474
Euro (EUR)                                  7/6/06-9/22/06           196,995   EUR       228,341,489        161,912      5,253,713
British Pound Sterling (GBP)                        8/7/06            16,000   GBP        29,613,107             --      1,506,806
Hungarian Forint (HUF)                             10/3/06        15,008,000   HUF        67,528,931             --      1,544,618
Japanese Yen (JPY)                          7/20/06-8/7/06         9,784,000   JPY        85,851,141         38,040        286,911
New Taiwan Dollar (TWD)                            7/20/06         1,600,000   TWD        49,547,280             --        348,724
New Turkish Lira (TRY)                      7/5/06-9/22/06           213,927   TRY       131,323,073        302,411      4,604,537
Slovakia Koruna (SKK)                              10/3/06         1,016,000   SKK        33,875,177             --        616,044
Swiss Franc (CHF)                                  7/20/06            61,000   CHF        50,013,942             --        408,347
                                                                                                       ----------------------------
                                                                                                          3,571,556     15,781,311
                                                                                                       ----------------------------
Total unrealized appreciation and depreciation                                                         $ 37,244,081   $ 23,348,492
                                                                                                       ============================


16         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                   UNREALIZED
                                                    EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                     DATES   CONTRACTS     JUNE 30, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation, 5 yr.                            9/7/06         890   $   124,205,902   $     (402,899)
Euro-Bundesobligation, 10 yr.                           9/7/06         259        38,202,525         (200,783)
Euro-Schatz                                             9/7/06       1,458       193,926,327         (258,203)
FTSE 100 Index                                         9/15/06          46         4,954,972          241,154
IBEX 35 Index                                          7/21/06          35         5,156,460          323,672
Japan (Government of) Bonds, 10 yr.                     9/8/06         250       287,596,120       (2,152,206)
MSCI Taiwan Stock Index                                7/28/06         177         4,915,290          114,851
Standard & Poor's ASX 200 Index                        9/21/06          53         5,001,821          232,709
Standard & Poor's/MIB Index, 10 yr.                    9/15/06          22         5,159,446          262,270
U.S. Treasury Nts., 10 yr.                             9/20/06      11,305     1,185,435,234        6,871,492
                                                                                               ---------------
                                                                                                    5,032,057
                                                                                               ---------------

CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.              9/15/06         604        45,608,389          519,105
CAC-40 10 Index                                        7/21/06         324        20,610,798       (1,466,950)
Canada (Government of) Bonds, 10 yr.                   9/20/06         594        58,708,250          493,889
DAX Index                                              9/15/06         137        25,086,352       (1,582,133)
FTSE 100 Index                                         9/15/06         287        30,914,714       (1,510,852)


17         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                   UNREALIZED
                                                    EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                     DATES   CONTRACTS     JUNE 30, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
MSCI Singapore Index                                   7/28/06         141         5,193,354         (172,265)
Nikkei 225 Index                                        9/7/06         260        35,237,679          219,793
Standard & Poor's 500 E-Mini                           9/15/06          79         5,053,630          (51,085)
Standard & Poor's/Toronto Stock Exchange 60 Index      9/14/06          42         4,943,832         (282,304)
U.S. Treasury Nts., 5 yr.                              9/29/06         260        26,885,625          (24,804)
                                                                                               ---------------
                                                                                                   (3,857,606)
                                                                                               --------------
                                                                                               $    1,174,451
                                                                                               ===============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended June 30, 2006 was as follows:

                                                       PUT OPTIONS
                                         NUMBER OF       AMOUNT OF
                                         CONTRACTS        PREMIUMS
-------------------------------------------------------------------
Options outstanding as of
September 30, 2005                              --     $        --
Options written                     53,463,350,000       1,792,004
Options closed or expired             (123,350,000)       (673,585)
                                   --------------------------------
Options outstanding as of
June 30, 2006                       53,340,000,000     $ 1,118,419
                                   ================================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty,


18         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                            NOTIONAL    TERMINATION      UNREALIZED
COUNTERPARTY                         SWAP DESCRIPTION             AMOUNT          DATES    APPRECIATION
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG                     Six-Month BBA LIBOR   $  16,760,000        5/13/15    $    909,080
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):
                                     Six-Month BBA LIBOR      11,580,000        1/14/15         249,060
                                     Six-Month BBA LIBOR      11,580,000        1/20/15         405,718
                                                                                           -------------
                                                                                           $  1,563,858
                                                                                           =============

Abbreviation is as follows:

BBA LIBOR             British Bankers' Association London-Interbank Offered Rate

INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2006, the Fund had entered into the following interest rate swap agreements:

                                                          RATE            RATE
                                                       PAID BY     RECEIVED BY                                          UNREALIZED
SWAP                              NOTIONAL         THE FUND AT     THE FUND AT          FLOATING       TERMINATION    APPRECIATION
COUNTERPARTY                        AMOUNT       JUNE 30, 2006   JUNE 30, 2006        RATE INDEX             DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:         16,830,000  PLZ         4.3400%         5.5200%  Six-Month WIBO            3/24/10    $      22,482
                                26,928,000  PLZ         4.1300          5.5500   Six-Month WIBO            3/24/10           44,528
                               489,400,000  TWD         2.3200          1.6408   90-Day CPTW               6/27/11           (9,811)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.                    46,785,000  PLZ         4.6000          4.4800   Six-Month WIBO             7/1/10         (221,236)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston
International                  112,580,000  MXN         7.3450         10.0000   28-Day MXN TIIE            7/9/15          215,996
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:            2,387,000,000  HUF         8.4400          7.3300   Six-Month BUBOR            7/4/11               --
                               490,200,000  INR         7.1750          6.5000   IRS                       6/27/11           34,477
                                11,050,000              4.6838          5.2500   Six-Month LIBOR           6/23/15          235,391


19         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                          RATE            RATE
                                                       PAID BY     RECEIVED BY                                          UNREALIZED
SWAP                              NOTIONAL         THE FUND AT     THE FUND AT          FLOATING       TERMINATION    APPRECIATION
COUNTERPARTY                        AMOUNT       JUNE 30, 2006   JUNE 30, 2006        RATE INDEX             DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:                             21,965,083  BRR        26.2440         17.7200   BZDI                       1/2/07           94,185
                                55,700,000  MXN         7.3350         10.0000   MXN TIIE                  6/24/15          106,066
                                93,375,000  MXN         7.3350         10.4300   MXN TIIE                  5/29/15          417,478
                                94,500,000  MXN         7.3050         10.2900   MXN TIIE                  6/14/15          345,053
                                93,375,000  MXN         7.3350         10.3000   MXN TIIE                   6/1/15          348,268
                               120,050,000  MXN         7.3350         10.2200   MXN TIIE                  1/30/15          392,034
                                38,987,000  BRR        22.4230         18.1600   BZDI                       1/2/08          879,490
                               187,935,994  BRR        18.3300         17.1800   BZDI                       1/2/08        2,107,599
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group, Inc
(The):                          38,800,000  MXN         7.3350          8.7000   MXN TIIE                  2/15/16         (219,820)
                               144,000,000  MXN         7.3400          9.5100   MXN TIIE                  8/26/25         (632,371)
                                48,030,000  MXN         7.3300          9.4100   MXN TIIE                  8/31/20         (178,428)
                                96,930,000  MXN         7.3400          9.5000   MXN TIIE                  8/28/25         (434,610)
                                17,037,427  BRR        26.4130         17.1700   BZDI                       1/2/08          139,528
                                20,823,527  BRR        26.4130         17.1700   BZDI                       1/2/08          170,535
                                46,968,000  BRR        23.8820         18.0000   BZDI                       1/2/07          332,950
                                61,200,000  MXN         7.3450         10.8500   MXN TIIE                   3/5/15          416,698
                               100,000,000  MXN         7.3150         10.7500   MXN TIIE                   5/8/15          618,063
                               109,710,000  MXN         7.3150         10.7000   MXN TIIE                   5/8/15          648,052
                               289,270,000  MXN         7.3450          9.8400   MXN TIIE                 12/31/09          893,912
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase Bank:           264,090,000  ZAR         8.2900          7.4300   Three-Month JIBA          6/23/08          337,878
                               114,500,000  MXN         7.3400          9.7600   MXN TIIE                   8/7/15           71,256
------------------------------------------------------------------------------------------------------------------------------------

Lehman Brothers Special
Financing, Inc.:                55,540,000  PLZ         4.6000          4.5300   Six-Month WIBO             7/5/10         (606,523)
                               111,440,000  MXN         7.3450          9.9900   28-Day MXN TIIE           7/19/15          222,549
                               102,585,000  GBP         5.2500          5.2590   Six-Month WIBO            5/21/09          155,848
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital
Services, Inc.:              4,798,000,000  JPY         0.0788          0.6700   Six-Month BBA LIBOR       10/5/08         (350,355)
                             1,416,000,000  JPY         1.5220          0.0788   Six-Month BBA LIBOR       10/5/13          354,081
                                24,054,685  BRR        18.6800         16.8800   BZDI                       1/2/08           77,380
                                41,775,000  BRR        17.4880         17.5900   BZDI                       1/2/07          248,484
------------------------------------------------------------------------------------------------------------------------------------
UBS AG                         505,750,000  NOK         4.2200          3.3453   Six-Month LIBOR            2/6/12        1,894,258
------------------------------------------------------------------------------------------------------------------------------------
WestPac Banking Corp.           68,660,000  NZD         6.7500          7.4990   NDBB                      6/29/16            8,557
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,179,922
                                                                                                                     ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR                   Brazilian Real
GBP                   British Pound Sterling
HUF                   Hungarian Forint
INR                   Indian Rupee
JPY                   Japanese Yen
MXN                   Mexican Nuevo Peso


20         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NZD                   New Zealand Dollar
NOK                   Norwegian Krone
PLZ                   Polish Zloty
TWD                   New Taiwan Dollar
ZAR                   South African Rand

Index abbreviations are as follows:

BBA LIBOR             British Bankers' Association London-Interbank Offered Rate
BUBOR                 Budapest Interbank Offered Rate
BZDI                  Brazil Cetip Interbank Deposit Rate
CPTW                  Bloomberg Taiwan Secondary Commercial Papers
IRS                   India Swap Composites
JIBA                  South Africa Johannesburg Interbank Agreed Rate
LIBOR                 London-Interbank Offered Rate
MXN TIIE              Mexican Peso-Interbank Equilibrium Interest Rate
NDBB                  New Zealand Bank Bill
WIBO                  Poland Warsaw Interbank Offer Bid Rate

CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                             NOTIONAL AMOUNT
                                                             RECEIVED BY THE     ANNUAL INTEREST         UNREALIZED
                                                            FUND UPON CREDIT    RATE PAID BY THE       APPRECIATION
COUNTERPARTY                REFERENCED DEBT OBLIGATION                 EVENT                FUND      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                            Hungary (Republic of)            $     7,535,000              0.4000%     $      186,727
                            Mexico (Government of)                 7,770,000              0.6475               4,663
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                            Brazil (Government of)                10,000,000              1.4100             104,610
                            Philippines (Republic of)             14,000,000              3.6900            (701,400)
                            Ukraine (Republic of)                  4,075,000              1.8800              59,714
---------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank         Russian Federation                       550,000              2.4000             (52,215)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                            Colombia (Republic of)                 1,980,000              3.7000            (145,706)


21         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                             NOTIONAL AMOUNT
                                                             RECEIVED BY THE     ANNUAL INTEREST         UNREALIZED
                                                            FUND UPON CREDIT    RATE PAID BY THE       APPRECIATION
COUNTERPARTY                REFERENCED DEBT OBLIGATION                 EVENT                FUND      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
                            Dominican Republic                     7,970,000              3.2500             (96,961)
                            Indonesia Government                   4,900,000              1.6800             108,298
                            Mexico (Government of)                 9,920,000              0.6450              78,644
                            NBG Finance plc                       17,390,000              0.2500              19,592
                            Philippines (Republic of)              3,890,000              2.9800             132,015
                            Philippines (Republic of)              8,500,000              4.8500            (741,151)
                            Ukraine (Republic of)                  4,290,000              1.7700              98,184
                            Ukraine (Republic of)                  5,630,000              1.6500             161,451
---------------------------------------------------------------------------------------------------------------------
UBS AG:
                            Brazil (Government of)                 4,780,000              4.5000            (547,431)
                            Ukraine (Republic of)                  4,075,000              1.8400              79,624
                                                                                                      ---------------
                                                                                                      $   (1,251,342)
                                                                                                      ===============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of June 30, 2006 is as follows:


                                                             NOTIONAL AMOUNT   ANNUAL INTEREST         UNREALIZED
                                                            PAID BY THE FUND     RATE RECEIVED       APPRECIATION
COUNTERPARTY                REFERENCED DEBT OBLIGATION     UPON CREDIT EVENT       BY THE FUND     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.      Russia (Government of)           $     7,770,000            0.6475%       $    10,535
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                            Indonesia Government                   4,900,000            1.6700           (135,513)
                            Istanbul Bond Co. SA for
                            Finansbank                            17,390,000            1.3000           (660,820)
------------------------------------------------------------------------------------------------------------------
UBS AG                      Indonesia (Republic of)                2,550,000            2.3000                 --
                                                                                                      ------------
                                                                                                      $  (785,798)
                                                                                                      ============

SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.


22         |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------
Written swaption activity for the period ended June 30, 2006 was as follows:

                                                            CALL
                                                       SWAPTIONS
                                 --------------------------------
                                        NOTIONAL       AMOUNT OF
                                          AMOUNT        PREMIUMS
-----------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005               $    61,360,000     $   251,576
Swaptions written                    124,200,000         138,106
Swaptions closed or expired          (61,360,000)        251,576)
                                 --------------------------------
Swaptions outstanding as of
June 30, 2006                    $   124,200,000     $   138,106
                                 ================================

As of June 30, 2006, the Fund had entered into the following swaption contracts:

                          NOTIONAL  EXPIRATION  EXERCISE       PREMIUM
SWAPTION                    AMOUNT        DATE     PRICE      RECEIVED     VALUE
--------------------------------------------------------------------------------
Mexican Nuevo Peso   $ 124,200,000     9/15/06      9.35  *  $ 138,106  $ 99,188

*Exercise price is denoted in the following currency:

MXN - Mexican Nuevo Peso

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                    VALUATION AS
                          ACQUISITION                OF JUNE 30,      UNREALIZED
CURRENCY                        DATES         COST          2006    APPRECIATION
--------------------------------------------------------------------------------
Argentine Peso (ARP)  6/21/06-6/30/06  $ 2,518,377  $  2,532,159     $    13,782

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $866,579,380, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $874,209,707 was received for the loans, of which $789,199,800 was received in cash and subsequently invested in approved investments or held as cash.


23         |          OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006